UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BARCLAYS PRIVATE BANK LIMITED
Address: 59/60 GROSVENOR STREET
         LONDON WIX 9DA ENGLAND

Form 13F File Number: 	*

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Alex Wade
Title: Acting Head of Client Support
Phone: 020 7487 2170

Signature, Place, and Date of Signing:

Alex Wade                    London, England    March 30, 2010

* This is a re-submission of an historical filing

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[x] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
28-826                   Barclays PLC